Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenue:
Passenger	$ 1,767,041	$ 1,480,663	$ 1,154,972
Other	195,312	169,796	155,121
Total	1,962,353	1,650,459	1,310,093
Operating Expenses:
Aircraft fuel, including taxes and oil	631,741	513,284	322,999
Wages and benefits	376,574	321,241	297,567
Aircraft rent	98,786	112,883	112,721
Maintenance materials and repairs	183,552	169,851	123,975
Aircraft and passenger servicing	103,825	82,250	62,160
Commissions and other selling	114,324	96,264	78,197
Depreciation and amortization	85,599	66,262	57,712
Other rentals and landing fees	85,623	72,445	57,833
Other	152,931	125,682	105,651
Lease termination charges		70,014
Total	1,832,955	1,630,176	1,218,815
Operating Income	129,398	20,283	91,278
Nonoperating Income (Expense):
Interest expense and amortization of debt discounts and issuance costs	(43,522)	(24,521)	(16,835)
Interest income	580	1,514	3,634
Capitalized interest	10,524	7,771	2,665
Gains (losses) on fuel derivatives	(11,330)	(6,862)	641
Gains on investments			1,168
Other, net	136	733	(562)
Total	(43,612)	(21,365)	(9,289)
Income (Loss) Before Income Taxes	85,786	(1,082)	81,989
Income tax (benefit) expense	32,549	1,567	(28,266)
Net Income (Loss)	$ 53,237	$ (2,649)	$ 110,255
Net Income (Loss) Per Common Stock Share:
Basic (in dollars per share)	$ 1.04	$ (0.05)	$ 2.15
Diluted (in dollars per share)	$ 1.01	$ (0.05)	$ 2.10
Weighted Average Number of Common Stock Shares Outstanding:
Basic (in shares)	51,314	50,733	51,232
Diluted (in shares)	52,535	50,733	52,482